Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Leases [Abstract]
Payments related to noncancellable leases			$ 869
Lease termination, right-of-use asset				$ 583
Lease termination, lease liability				$ 583
Expense relating to short-term leases for which recognition exemption has been used	$ 277	$ 28
Short-term lease payments, due in next fiscal year	$ 130